LEASEHOLD LAND PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
LEASEHOLD LAND PAYMENTS [abstract]
Schedule of lease prepayments
RMB’000

At 1 January 2017
Cost	1,989,085
Accumulated amortisation	(364,226)
Net book amount	1,624,859

Year ended 31 December 2017
Opening net book amount	1,624,859
Transfer from fixed assets (Note 6)	403,282
Assets classified as held for sale	(2,183)
Amortisation charges	(45,680)
Closing net book amount	1,980,278

At 31 December 2017
Cost	2,388,326
Accumulated amortisation	(408,048)
Net book amount	1,980,278

Year ended 31 December 2018
Opening net book amount	1,980,278
Amortisation charges	(55,782)
Closing net book amount	1,924,496

At 31 December 2018
Cost	2,388,326
Accumulated amortisation	(463,830)
Net book amount	1,924,496

Schedule of aggregate carrying value for land use rights
	Carrying value as at 31 December 2018 RMB’000	Reason for delay in obtaining the ownership certificates

Certain pieces of land associated with the operations of Guangshen Line IV, one of the railway lines operated by the Company	1,227,820

Due to the fact that Guangshen Line IV spans across several cities, counties and villages in China, it is practically cumbersome and time consuming for the Group to coordinate and execute the procedures for acquiring the respective land use rights certificates with the respective local bureaus and authorities governing the title registration and transfer, and therefore, the progress of acquiring the formal title certificates has been progressing slowly.

Schedule of maturity analysis of operating lease payments explanatory
	2017	2018
	RMB’000	RMB’000

Lease of between 10 to 20 years	1,257,346	1,227,820
Lease of between 20 to 30 years	722,932	696,676
	1,980,278	1,924,496